Inventories	12 Months Ended
Dec. 31, 2021
Classes Of Inventories [Abstract]
Inventories

11. INVENTORIES

The detail of inventories as of December 31, 2021 and 2020 is as follows:

	Balance as of
	12-31-2021	12-31-2020
Classes of Inventories	ThUS$	ThUS$
Supplies for Production	21,639	26,685
Oil	14,898	16,686
Coal	6,741	9,999
Spare parts	72,256	53,013
Electrical materials	444,381	391,735
Total	538,276	471,433

There are no inventories acting as security for liabilities.

For the years ended December 31, 2021, 2020 and 2019, raw materials and inputs recognized as fuel cost amount to ThUS$ 116,666, ThUS$ 137,850 and ThUS$ 277,117, respectively (see Note 28).

For the years ended December 31, 2021, 2020 and 2019 there have been no impairments recognized in inventories.